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May 14, 2021	vedderprice.com

VIA EDGAR	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

Securities and Exchange Commission (the “Commission”)

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Multi-Asset Income Fund (the “Registrant”)

File No. 811-23669

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares in connection with the reorganizations of Nuveen Diversified Dividend and Income Fund, Nuveen Tax-Advantaged Total Return Strategy Fund and Nuveen Tax-Advantaged Dividend Growth Fund (the “Target Funds”) into the Registrant (the “Transaction”).

We note that the Transaction is structured in a similar manner to certain prior transactions of Nuveen closed-end funds. If the Transaction is approved and subject to the satisfaction or waiver of certain other closing conditions, the Target Funds will reorganize into the Registrant, a newly formed entity that will have no operations prior to the closing of the Transaction.1 Similar to the precedent transactions and due to investment policy and structural differences between the Target Funds and the Registrant, the Registrant will be the survivor of the Transaction for corporate, tax and accounting purposes.

Based on previous discussions with the staff in the context of a prior transaction, within three months of the filing of its Notification of Registration on Form N-8A, the Registrant will file a Registration Statement on Form N-2 under the Investment Company Act of 1940 in connection with its registration as a closed-end management investment company under that Act.

[1]

See Nuveen Global High Income Fund’s registration statement on Form N-14 (File No. 333-198062) as filed with the Commission on August 12, 2014, which was declared effective on September 17, 2014, and Diversified Real Asset Income Fund’s registration statement on Form N-14 (File No. 333-196063) as filed with the Commission on May 19, 2014, which was declared effective on June 27, 2014.

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May 14, 2021

Please contact the undersigned at (312) 609-7661 or Jacob Tiedt at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Deborah Bielicke Eades

Deborah Bielicke Eades
Shareholder

DBE/mq
Enclosures